RELATED PARTY TRANSACTIONS, FINTECH ACQUISITION CORP. II, Related Party Loans (Q2) (Details) - USD ($)		6 Months Ended		7 Months Ended	12 Months Ended
	Jul. 26, 2018	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Related Party Loans [Abstract]
Advances from related party		$ 275,000			$ 0
Promissory note - related party		115,000			0	$ 231,846
Working capital loans settled in cash		$ 0	$ 231,846	$ 0	231,846	$ 0
Sponsor [Member] | Working Capital Loans [Member]
Related Party Loans [Abstract]
Warrant exercise price (in dollars per share)		$ 0.75
Warrants conversion (in shares)		0.5
Outstanding loan		$ 390,000			$ 0
Advances from related party		275,000
Promissory note - related party		115,000
Sponsor [Member] | Working Capital Loans [Member] | Subsequent Event [Member]
Related Party Loans [Abstract]
Working capital loans settled in cash	$ 390,000
Sponsor [Member] | Working Capital Loans [Member] | Maximum [Member]
Related Party Loans [Abstract]
Loan commitment amount		1,100,000
Amounts released to the company for working capital		$ 500,000
Warrants to purchase shares (in shares)		733,333
Loans converted into warrants		$ 1,100,000